Vessels, net/Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net/Assets held for sale [Abstract]
Disposal Group
The Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG (“EP Heringen”), which operates a windfarm in Germany, met the held for sale criteria as of December 31, 2024 and June 30, 2025. The Company intends to sell this subsidiary to an investment fund to which the Company will provide investment advisory services, when investors have committed to provide a sufficient amount of equity to the fund. Management expects this to be the case in 2025.  As a result, the disposal group was measured at fair value.

	December 31, 2024	June 30, 2025
Goodwill	$3,238,569	$—
Property and equipment	29,882,640	33,613,236
Intangible assets	566,806	637,568
Accounts receivable trade, net and other current assets	289,160	394,949
Cash and cash equivalents	720,210	1,148,232
Assets held for sale	34,697,385	35,793,985

Long-term debt, net	15,685,330	17,106,917
Deferred tax liabilities	1,227,844	—
Accounts payable and other current liabilities	743,197	790,079
Liabilities directly associated with assets held for sale	$17,656,371	$17,896,996

Vessels [Member]
Vessels, net/Assets held for sale [Abstract]
Vessels, Net
(a)  Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2024	$227,879,519	$(27,436,326)	$200,443,193
— Improvements, and other vessel costs	313,972	—	313,972
— Vessel disposals	(42,365,879)	7,495,493	(34,870,386)
— Period depreciation	—	(4,980,785)	(4,980,785)
Balance June 30, 2025	$185,827,612	$(24,921,618)	$160,905,994